As filed with the SEC on August 19, 2004.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)
(414) 765-5344
Registrant's Telephone Number, Including Area Code

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

WITH A COPY TO:

Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

Date of fiscal year end: April 30

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

GREENVILLE SMALL CAP GROWTH FUND

During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter. No records are attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Greenville Small Cap Growth Fund

By (Signature and Title)* /s/ Robert M. Slotky, President

Date August 19, 2004

* Print the name and title of each signing officer under his or her signature.